Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

		2022	2021

Cash
Domestic market		517,236	676,083
Foreign market	(i)	5,556,972	4,374,739
Cash equivalents
Domestic market		3,684,999	1,141,221
Foreign market	(i)	2,707,267	2,488,643
Total		12,466,474	8,680,686

(i)	On December 31, 2022, it includes R$931,991 of cash and R$1,252,341 of cash equivalents (2021: R$1,267,582 of cash and R$505,749 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.